Nonvested Restricted Stock and Restricted Stock Units Activity (Parenthetical) (Detail) (Executive Committee, Restricted Stock Units, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Executive Committee | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	817,698	817,698
Shares granted, weighted-average fair value	$ 25.70